PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment, Net
	As of December 31,
	2015	2016
Digital display network equipment	$8,341	$6,314
WIFI and network equipment	17,708	27,719
Gas station display network equipment	33,412	38,615
Software	9,959	9,174
Office property	-	5,805
Computer and office equipment	3,140	2,828
Vehicle	774	938
Leasehold improvement	218	607
Construction in progress	-	1,422
Furniture and fixture	1,092	1,123
	74,644	94,545
Less: accumulated depreciation and impairment	(26,305)	(33,540)

	$48,339	$61,005